Property, Plant and Equipment -Assets Under Finance Lease (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	CAD 487	CAD 279
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	152	24
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	CAD 335	CAD 255